Summary of significant accounting policies - Other receivables, net (Details) - USD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Jun. 30, 2025
Summary of significant accounting policies
Credit loss on other receivable	$ 10,500	$ 3,375	$ 13,875
Other receivable charged against the allowance	$ 0	$ 0	$ 2,582,761